Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of compensation of key management personnel
The following table shows the total fees and benefits of non-executive Directors for 2018, together with comparative figures for 2017.

Fees and benefits
(Audited)		Fees[1]		Benefits[2]		Total
(£000)	Footnotes	2018	2017	2018	2017	2018	2017
Phillip Ameen (Retired on 20 April 2018)	3	154	474	6	12	160	486
Kathleen Casey	4, 13	171	174	23	16	194	190
Henri de Castries	13	161	132	4	5	165	137
Laura Cha	5, 6, 14	255	269	13	22	268	291
Lord Evans of Weardale	6, 13, 14	200	215	2	8	202	223
Joachim Faber (Retired on 20 April 2018)		38	162	3	9	41	171
Irene Lee	7, 13	361	300	5	8	366	308
John Lipsky (Retired on 20 April 2018)		66	199	—	25	66	224
Heidi Miller	8, 13	573	571	9	18	582	589
David Nish	13	187	158	11	18	198	176
Jonathan Symonds	9, 14	653	639	1	2	654	641
Jackson Tai	10, 13	228	194	47	43	275	237
Mark Tucker	11	1,500	500	97	318	1,597	818
Pauline van der Meer Mohr	12, 14	239	239	17	16	256	255
Total		4,786	4,226	238	520	5,024	4,746
Total ($000)		6,383	5,636	317	693	6,700	6,329

1	Fees include a travel allowance of £4,000 for non-UK-based non-executive Directors.

2
Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings' registered office. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.

3	Includes fees of £106,000 in 2018 (£330,000 in 2017) as a Director and Chair of the Audit Committee of HSBC North America Holdings Inc.

4	Resigned as a member of the Financial System Vulnerabilities Committee.

5
Appointed as a member of the Financial System Vulnerabilities Committee on 20 April 2018. Includes fees of £80,000 in 2018 (£75,000 in 2017) as a Director, Deputy Chairman and member of the Nomination Committee of The Hongkong and Shanghai Banking Corporation Limited.

6 The Philanthropic and Community Investment Oversight Committee was demised during 2018.

7
Appointed as a member of the Group Remuneration Committee on 20 April 2018. Includes fees of £210,000 in 2018 (£187,000 in 2017) as a Director, and member of the Audit Committee and the Risk Committee of The Hongkong and Shanghai Banking Corporation Limited and as a Director, member of the Audit Committee and Chair of the Risk Committee of Hang Seng Bank Limited.

8	Includes fees of £412,000 in 2018 (£427,000 in 2017) as Chair of HSBC North America Holdings Inc.

9
Appointed as Deputy Group Chairman on 6 August 2018 and appointed as a member of the Group Risk Committee on 20 April 2018. Includes fees of £240,000 (£382,000 in 2017) as non-executive Chair of HSBC Bank plc, from which he stepped down on 6 August 2018.

10
Appointed as a member of the Group Audit Committee on 1 December 2018. Appointed as Chair of the GRC on 28 April 2017. As set out in the statement from the Chair of the Group Remuneration Committee, the fee for GRC Chair was increased to £120,000 on 1 December 2018, taking into account the increase in the expectations of the role of the GRC Chair from a regulatory perspective and the expanded oversight role of the Group Risk Committee following the re-assignment of the work previously undertaken by the Conduct & Values Committee and the Financial System Vulnerabilities Committee.

11	The Group Chairman’s benefits in 2018 included £10,200 in respect of life assurance and £15,426 in respect of healthcare insurance, as approved by the Group Remuneration Committee.

12	Appointed a member of the Group Risk Committee on 20 April 2018.

13	Appointed as a member of the Nomination & Corporate Governance Committee on 20 April 2018.

14	Conduct and Values Committee was demised during 2018.
The following table shows the comparison of shareholdings to the company shareholding guidelines.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Phillip Ameen (retired on 20 April 2018)	15,000	5,000
Kathleen Casey	15,000	9,635
Laura Cha	15,000	10,200
Henri de Castries	15,000	18,064
Lord Evans of Weardale	15,000	12,892
Joachim Faber (retired on 20 April 2018)	15,000	93,221
Irene Lee	15,000	11,172
John Lipsky (retired on 20 April 2018)	15,000	16,165
Heidi Miller	15,000	4,420
David Nish	15,000	50,000
Jonathan Symonds	15,000	43,821
Jackson Tai	15,000	56,075
Mark Tucker	15,000	288,381
Pauline van der Meer Mohr	15,000	15,000

Compensation of Key Management Personnel
	2018	2017	2016
	$m	$m	$m
Short-term employee benefits	52	43	41
Other long-term employee benefits	6	5	5
Share-based payments	34	35	37
Year ended 31 Dec	92	83	83

Disclosure of shareholdings, options and other securities of key management personnel

Shareholdings, options and other securities of Key Management Personnel
	2018	2017
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	24	15
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	17,940	22,609
At 31 Dec	17.964	22,624

Disclosure of transactions and balances during the year with associates and joint ventures

Transactions and balances during the year with Key Management Personnel
		2018		2017
		Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	Footnotes	$m	$m	$m	$m
Key Management Personnel	1
Advances and credits	2	169	288	329	334
Guarantees		0.6	0.6	6	52
Deposits		352	924	300	893

1	Includes Key Management Personnel, close family members of Key Management Personnel and entities that are controlled or jointly controlled by Key Management Personnel or their close family members.

2	Advances and credits entered into by subsidiaries of HSBC Holdings during 2018 with Directors, disclosed pursuant to Section 413 of the Companies Act 2006, totalled $1m (2017: $2m).

Transactions and balances during the year with associates and joint ventures
	2018		2017
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	130	115	138	119
Unsubordinated amounts due from associates	3,887	3,000	3,104	2,537
Subordinated amounts due from associates	—	—	411	411
Amounts due to associates	2,020	273	2,617	1,232
Amounts due to joint ventures	22	22	—	—
Guarantees and commitments	790	523	654	665

Transactions and balances during the year with subsidiaries
	2018		2017
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	16,473	3,509	1,985	1,985
Loans and advances to HSBC undertakings designated at fair value	23,513	23,513	11,944	11,944
Derivatives	1,235	707	2,796	2,388
Loans and advances to HSBC undertakings	77,311	56,144	89,810	76,627
Financial investments in HSBC undertakings	—	—	4,264	4,264
Investments in subsidiaries	160,231	160,231	95,850	92,930
Total related party assets at 31 Dec	278,763	244,104	206,649	190,138
Liabilities
Amounts owed to HSBC undertakings	2,040	949	2,906	2,571
Derivatives	3,639	2,159	4,904	3,082
Subordinated liabilities	892	892	892	892
Total related party liabilities at 31 Dec	6,571	4,000	8,702	6,545
Guarantees and commitments	11,629	8,627	9,692	7,778